Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended			12 Months Ended
	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011
Revenues
Oil and gas sales	$ 0	$ 745,171	$ 0	$ 1,899,584
Costs and expenses
Lease operating expense	0	99,096	0	200,742
Production taxes	0	34,343	0	87,217
Depreciation, depletion and amortization	0	121,945	0	264,657
Asset retirement obligation accretion	0	1,143	0	3,260
General and administrative	107,033	300,439	98,590	987,778
Other	11,111	432	45,593	25,526
Total costs and expenses	118,144	557,398	144,183	1,569,180
Income (loss) from operations	(118,144)	187,773	(144,183)	330,404
Other income (expense)
Interest income	0	532	465	904
Interest expense	0	(245,544)	(31,204)	(679,629)
Change in fair value of warrant and conversion feature liabilities	0	74,619	2,523	(761,076)
Total other income (expense)	0	(170,393)	(28,216)	(1,439,801)
Income (loss) before income taxes	(118,144)	17,380	(172,399)	(1,109,397)
Provision for income taxes	0	0	0	0
Net income (loss)	$ (118,144)	$ 17,380	$ (172,399)	$ (1,109,397)
Earnings (loss) per share - Basic and diluted	$ (0.02)	$ 0.00	$ (0.03)	$ (0.15)